BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Borrowings Explanatory [Abstract]
Disclosure of detailed information about borrowings [text block]
As of December 31, 2018 and 2017, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2018	December 31, 2017

In millions of COP
Obligations granted by foreign banks (1)	11,217,308	7,958,450
Obligations granted by domestic banks	5,120,656	5,863,702
Total	16,337,964	13,822,152

(1)
The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 259.4 million as of December 31, 2018 and USD 243.2 million as of December 31, 2017, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. The Bank will reclassify the liability to equity if the put expires unexercised.

Disclosure of detailed information about Obligations granted by domestic banks [Text Block]
Obligations granted by domestic banks

As of December 31, 2018

Financial entity	Rate Maximum	Rate Minimum	December 31, 2018

In millions of COP
Financiera de desarrollo territorial (Findeter)	10.19%	0.24%	2,591,423
Banco de comercio exterior de Colombia (Bancoldex)	15.46%	2.17%	1,205,958
Fondo para el financiamiento del sector agropecuario (Finagro)	14.54%	0.85%	634,048
Other private financial entities	7.92%	5.82%	689,227
Total			5,120,656

As of December 31, 2017

Financial entity	Rate Maximum	Rate Minimum	December 31, 2017

In millions of COP
Financiera de desarrollo territorial (Findeter)	11.30%	1.05%	2,587,598
Banco de comercio exterior de Colombia (Bancoldex)	10.86%	1.76%	1,528,435
Fondo para el financiamiento del sector agropecuario (Finagro)	14.90%	1.05%	728,558
Other private financial entities	8.89%	0.07%	1,019,111
Total			5,863,702

Disclosure of detailed information about maturities of financial obligations with domestic banks [Text Block]
The maturities of financial obligations with domestic banks as of December 31, 2018 and 2017, are the following:

Domestic	December 31, 2018	December 31, 2017
In millions of COP
Amount expected to be settled:
More than twelve months after the reporting period	4,894,259	5,288,364
No more than twelve months after the reporting period	226,397	575,338
Total	5,120,656	5,863,702

Disclosure of detailed information about Obligations granted by foreign banks [Text Block]
Obligations granted by foreign banks

As of December 31, 2018

Financial entity	Rate Maximum	Rate Minimum	December 31, 2018
In millions of COP
Financing with correspondent banks	5.66%	2.81%	10,140,356
Corporación Andina de Fomento (CAF)	5.01%	2.93%	529,464
Banco Latinoamericano de Comercio Exterior (Bladex)	4.89%	3.15%	473,549
Banco Interamericano de Desarrollo (BID)	5.64%	4.32%	73,939
Total			11,217,308

As of December 31, 2017

Financial entity	Rate Maximum	Rate Minimum	December 31, 2017
In millions of COP
Financing with correspondent banks	5.66%	1.48%	7,341,713
Corporación Andina de Fomento (CAF)	3.84%	1.85%	311,730
Banco Latinoamericano de Comercio Exterior (Bladex)	4.10%	1.90%	269,946
Banco Interamericano de Desarrollo (BID)	3.96%	3.96%	35,061
Total			7,958,450

Disclosure of detailed information about maturities of financial obligations with foreign banks [Text Block]
The maturities of the financial obligations with foreign entities as of December 31, 2018 and 2017 are the following:

Foreign	December 31, 2018	December 31, 2017
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	9,743,905	7,037,043
More than twelve months after the reporting period	1,473,403	921,407
Total	11,217,308	7,958,450